Employee Benefits - Additional Information (Detail) shares in Millions, $ in Millions					1 Months Ended	3 Months Ended	12 Months Ended
	Aug. 31, 2016 USD ($) plan	May 31, 2016 USD ($) plan	Apr. 01, 2016 USD ($) plan	Mar. 31, 2016 USD ($) plan	Mar. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($) plan	Dec. 31, 2015 USD ($)	Dec. 31, 2014
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation for all defined benefit pension plans						$ 21,100	$ 21,500	$ 21,100
Discount Rate						4.20%	3.70%	4.20%	4.60%	4.20%
Defined benefit plan, period used to determine overall expected long term rate of return on assets assumption (in years)							10 years
Number of allocated shares of common stock in ESOP | shares							53
Total savings plan cost							$ 800	$ 700	$ 900
Pension and other postretirement benefit remeasurement (credits) charges						$ 1,900	900	2,500
Severance, pension and benefit credits (charges)							1,391	2,923	(2,256)
Lower negotiated prescription drug pricing								500
Severance costs							500	400	600
Minimum
Defined Benefit Plan Disclosure [Line Items]
Pension and other postretirement benefit obligations							300
Access Line Sale with Frontier
Defined Benefit Plan Disclosure [Line Items]
Derecognition of net assets, defined benefit pension and other postretirement benefit plan obligations			$ 700
Access Line Sale with Frontier | Selling, general and administrative expense
Defined Benefit Plan Disclosure [Line Items]
Curtailment gain								500
Curtailment gain, net of tax								300
Pension
Defined Benefit Plan Disclosure [Line Items]
Increase (decrease) of benefit plan obligations for plan amendment							$ 0	$ 428
Discount Rate						4.30%	3.70%	4.30%
Pension and other postretirement benefit obligations						$ 21,112	$ 21,531	$ 21,112	$ 22,016
Pension and other postretirement benefit remeasurement (credits) charges							$ (1,377)	$ (1,017)
Expected return on plan assets							7.70%	7.00%	7.25%
Pension | Access Line Sale with Frontier
Defined Benefit Plan Disclosure [Line Items]
Number of defined benefit plans from which elimination of accrual of pension benefits for some or all future services of a significant number of employees covered occurred | plan								3
Health Care and Life
Defined Benefit Plan Disclosure [Line Items]
Increase (decrease) of benefit plan obligations for plan amendment							$ (545)	$ (5,142)
Change in defined benefit and postretirement plans, due to change in prior service credit, net of taxes							300
Change in defined benefit and postretirement plans, due to change in prior service credit, tax							200
Expected amortization of prior service cost next fiscal year							$ 1,000
Discount Rate						4.20%	3.60%	4.20%
Pension and other postretirement benefit obligations						$ 19,650	$ 19,460	$ 19,650	$ 24,223
Defined benefit plan contributions by employer							1,300
Defined benefit plan contributions by employer in next fiscal year							800
Pension and other postretirement benefit remeasurement (credits) charges							$ (627)	$ (1,289)
Expected return on plan assets							4.50%	3.80%	4.80%
Health Care and Life | Access Line Sale with Frontier
Defined Benefit Plan Disclosure [Line Items]
Number of defined benefit plans from which elimination of accrual of pension benefits for some or all future services of a significant number of employees covered occurred | plan								1
Qualified Plan | Pension
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan contributions by employer							$ 4,000
Defined benefit plan discretionary contributions by employer					$ 3,400		3,400
Nonqualified Plan | Pension
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan contributions by employer							100
Defined benefit plan contributions by employer in next fiscal year							$ 100
Return Seeking Assets
Defined Benefit Plan Disclosure [Line Items]
Target allocation percentage of assets							60.00%
Liability Hedging Assets
Defined Benefit Plan Disclosure [Line Items]
Target allocation percentage of assets							38.00%
Cash and cash equivalents
Defined Benefit Plan Disclosure [Line Items]
Target allocation percentage of assets							2.00%
Credits Primarily Driven By Increase In Discount Rate Assumption
Defined Benefit Plan Disclosure [Line Items]
Severance, pension and benefit credits (charges)									$ (2,500)
Credits Due to Execution of New Prescription Drug Contract
Defined Benefit Plan Disclosure [Line Items]
Severance, pension and benefit credits (charges)									(1,000)
(Credits) Charges Primarily Driven By Use of Updated Actuarial Tables
Defined Benefit Plan Disclosure [Line Items]
Severance, pension and benefit credits (charges)							$ (200)	$ (500)	(900)
(Credits) Charges Due To Difference Between Estimated Return On Assets And Actual Return On Assets
Defined Benefit Plan Disclosure [Line Items]
Severance, pension and benefit credits (charges)							$ 1,200	$ 200	$ 1,200
Expected return on plan assets								7.00%		7.25%
Actual return on assets							14.00%	6.00%	0.70%
(Credits) Charges Primarily Driven By Other Assumption Adjustments
Defined Benefit Plan Disclosure [Line Items]
Severance, pension and benefit credits (charges)							$ 300	$ 300	$ 300
Charges Primarily Driven By Decrease In Discount Rate Assumption
Defined Benefit Plan Disclosure [Line Items]
Severance, pension and benefit credits (charges)							2,600	2,100
Charges Primarily Driven by Updated Health Care Trend Cost Assumptions
Defined Benefit Plan Disclosure [Line Items]
Severance, pension and benefit credits (charges)								900
Pension and Benefit Plans
Defined Benefit Plan Disclosure [Line Items]
Pension and other postretirement benefit remeasurement (credits) charges		$ 2,700	$ 800
Number of defined benefit pension plans | plan		2	3
Number of other postretirement benefit plans | plan			1
Contractual Healthcare Caps and Bargain
Defined Benefit Plan Disclosure [Line Items]
Change in defined benefit and postretirement plans, due to change in prior service credit, net of taxes							1,400	2,900	$ (2,300)
Change in defined benefit and postretirement plans, due to change in prior service credit, tax								1,800
Increase in pre-tax income							$ 700	400
Contractual Healthcare Caps and Bargain | Pension
Defined Benefit Plan Disclosure [Line Items]
Increase (decrease) of benefit plan obligations for plan amendment								$ 400
Average remaining service period of defined benefit pension plans								12 years 2 months 12 days
Contractual Healthcare Caps and Bargain | Health Care and Life
Defined Benefit Plan Disclosure [Line Items]
Increase (decrease) of benefit plan obligations for plan amendment								$ 5,100
Average remaining service period of defined benefit pension plans								7 years 9 months 18 days
Number of other postretirement benefit plans | plan		3
Lump Sum Distributions | Pension
Defined Benefit Plan Disclosure [Line Items]
Pension and other postretirement benefit remeasurement (credits) charges	$ 600	$ 100		$ 200
Number of defined benefit pension plans | plan	5	3		1